Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000244572
Shareholder Report [Line Items]
Fund Name	Eagle Capital Select Equity ETF
Trading Symbol	EAGL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Eagle Capital Select Equity ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section . You can also request this information by contacting us at (833) 782-2211.
Additional Information Phone Number	(833) 782-2211
Additional Information Website	https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eagle Capital Select Equity ETF	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the Fiscal Year to Date ended June 30, 2025, the Eagle Capital Select Equity ETF returned 14.22% (based on net asset value), underperforming the 15.16% return of its benchmark.

The technology sector’s leadership continued over the period, supported by strong corporate earnings and resilient consumer demand—key drivers of the S&P 500’s robust performance.

Top Performance Contributors

Holdings within the Industrials sector were among the Fund’s strongest contributors, led by GE Vernova, the industrial power spin-off from General Electric, and Woodward. The Financial Services sector was another area of strength for the Fund, with Capital One Financial contributing meaningfully to results. Select Technology holdings, including SAP, also added significantly to performance, as did META, though it is technically classified within the Communication Services sector.

Performance Detractors

The Fund’s bottom contributors were adversely affected by sector-specific headwinds. The largest detractor for the period was the Fund’s exposure to the Health Care sector, where UnitedHealth Group, Humana and Elevance all declined due to margin compression and regulatory pressures. The Fund's allocation to ConocoPhillips and Occidental within the Energy sector also detracted from results, primarily due to commodity price volatility and economic uncertainty.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Eagle Capital Select Equity ETF - NAV	15.50%
S&P 500 Index	15.66%

Performance Inception Date	Mar. 22, 2024
AssetsNet	$ 2,900,294,163
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 18,325,305
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$2,900,294,163
Total advisory fees paid	$18,325,305
Total number of portfolio holdings	33
Period portfolio turnover Rate	17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]
Sectors	% of Net Assets
Information Technology	21.0%
Communication Services	14.5%
Health Care	13.6%
Financials	12.3%
Consumer Discretionary	12.2%
Industrials	9.5%
Energy	8.8%
Consumer Staples	2.3%
Materials	1.9%
Money Market Funds	3.9%
Liabilities in Excess of Other Assets	(0.0)%
Total	100.0%

Material Fund Change [Text Block]